Commitments and Contingencies (Schedule of Annual Operating Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies [Abstract]
2015	$ 12,723
2016	11,002
2017	7,097
2018	6,607
2019	6,044
Thereafter	24,607
Total operating lease payments	$ 68,080